Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN FUNDS INCOME SERIES
Entity Central Index Key	0000770161
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
U.S. Government Securities Fund - Class A
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class A
Trading Symbol	AMUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 6.21% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class A (with sales charge) *	2.27%	(0.49) %	0.80%
U.S. Government Securities Fund — Class A (without sales charge) *	6.21%	0.28%	1.19%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	6.56%	(0.41) %	1.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 22,237,000,000
Holdings Count | Holding	1,100
Advisory Fees Paid, Amount	$ 44,000,000
Investment Company, Portfolio Turnover	570.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class C
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class C
Trading Symbol	UGSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 143	1.39%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 5.46% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class C (with sales charge) *	4.46%	(0.42) %	0.59%
U.S. Government Securities Fund — Class C (without sales charge) *	5.46%	(0.42) %	0.59%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	6.56%	(0.41) %	1.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 22,237,000,000
Holdings Count | Holding	1,100
Advisory Fees Paid, Amount	$ 44,000,000
Investment Company, Portfolio Turnover	570.00%
Additional Fund Statistics [Text Block]
Key fund
statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class R-5
Trading Symbol	RGVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 6.68% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-5 *	6.68%	0.64%	1.54%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	6.56%	(0.41) %	1.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 22,237,000,000
Holdings Count | Holding	1,100
Advisory Fees Paid, Amount	$ 44,000,000
Investment Company, Portfolio Turnover	570.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class R-6
Trading Symbol	RGVGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 6.65% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-6 *	6.65%	0.68%	1.58%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	6.56%	(0.41) %	1.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 22,237,000,000
Holdings Count | Holding	1,100
Advisory Fees Paid, Amount	$ 44,000,000
Investment Company, Portfolio Turnover	570.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class T
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class T
Trading Symbol	TUSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 6.53% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
U.S. Government Securities Fund — Class T (with sales charge) 2	3.84%	0.07%	1.03%
U.S. Government Securities Fund — Class T (without sales charge) 2	6.53%	0.58%	1.38%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.04) %	1.50%
Bloomberg U.S. Government/Mortgage-Backed Securities Index 3	6.56%	(0.41) %	1.03%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 22,237,000,000
Holdings Count | Holding	1,100
Advisory Fees Paid, Amount	$ 44,000,000
Investment Company, Portfolio Turnover	570.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class F-1
Trading Symbol	UGSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 6.19% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class F-1 *	6.19%	0.27%	1.19%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	6.56%	(0.41) %	1.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 22,237,000,000
Holdings Count | Holding	1,100
Advisory Fees Paid, Amount	$ 44,000,000
Investment Company, Portfolio Turnover	570.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class F-2
Trading Symbol	GVTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 6.63% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class F-2 *	6.63%	0.59%	1.48%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	6.56%	(0.41) %	1.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 22,237,000,000
Holdings Count | Holding	1,100
Advisory Fees Paid, Amount	$ 44,000,000
Investment Company, Portfolio Turnover	570.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class F-3
Trading Symbol	USGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 6.74% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
U.S. Government Securities Fund — Class F-3 2	6.74%	0.69%	1.56%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.04) %	1.58%
Bloomberg U.S. Government/Mortgage-Backed Securities Index 3	6.56%	(0.41) %	1.11%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 22,237,000,000
Holdings Count | Holding	1,100
Advisory Fees Paid, Amount	$ 44,000,000
Investment Company, Portfolio Turnover	570.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class 529-F-2
Trading Symbol	FSUGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 6.59% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
U.S. Government Securities Fund — Class 529-F-2 2	6.59%	(1.42) %
Bloomberg U.S. Aggregate Index 3	7.30%	(1.54) %
Bloomberg U.S. Government/Mortgage-Backed Securities Index 3	6.56%	(1.89) %
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Sep. 01, 2023
Holdings Count | Holding	1,100
Investment Company, Portfolio Turnover	570.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since September 1, 2023. For more complete information, you may review the fund’s next prospectus, which we expect to be available by November 1, 2024 at
capitalgroup.com/mutual-fund-literature-529F2
or upon request at (800) 421-4225.
The total annual operating expense ratio after expense waiver for Class 529-F-2 shares increased from 0.33% to 0.39% during the reporting period.

The increase was primarily due to an increase in transfer agent fees driven by changes in net assets and the number of shareholder accounts served.

Material Fund Change Expenses [Text Block]	The total annual operating expense ratio after expense waiver for Class 529-F-2 shares increased from 0.33% to 0.39% during the reporting period.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/mutual-fund-literature-529F2
U.S. Government Securities Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class 529-F-3
Trading Symbol	FSUUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 6.69% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
U.S. Government Securities Fund — Class 529-F-3 2	6.69%	(1.35) %
Bloomberg U.S. Aggregate Index 3	7.30%	(1.54) %
Bloomberg U.S. Government/Mortgage-Backed Securities Index 3	6.56%	(1.89) %
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 22,237,000,000
Holdings Count | Holding	1,100
Advisory Fees Paid, Amount	$ 44,000,000
Investment Company, Portfolio Turnover	570.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class R-1
Trading Symbol	RGVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 137	1.33%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 5.52% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-1 *	5.52%	(0.40) %	0.47%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	6.56%	(0.41) %	1.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 22,237,000,000
Holdings Count | Holding	1,100
Advisory Fees Paid, Amount	$ 44,000,000
Investment Company, Portfolio Turnover	570.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class R-2
Trading Symbol	RGVBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 137	1.33%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 5.61% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-2 *	5.61%	(0.38) %	0.48%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	6.56%	(0.41) %	1.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 22,237,000,000
Holdings Count | Holding	1,100
Advisory Fees Paid, Amount	$ 44,000,000
Investment Company, Portfolio Turnover	570.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class R-2E
Trading Symbol	RGEVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 109	1.06%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 5.80% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-2E *	5.80%	(0.12) %	0.84%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	6.56%	(0.41) %	1.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 22,237,000,000
Holdings Count | Holding	1,100
Advisory Fees Paid, Amount	$ 44,000,000
Investment Company, Portfolio Turnover	570.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class R-3
Trading Symbol	RGVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 6.06% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-3 *	6.06%	0.04%	0.91%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	6.56%	(0.41) %	1.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 22,237,000,000
Holdings Count | Holding	1,100
Advisory Fees Paid, Amount	$ 44,000,000
Investment Company, Portfolio Turnover	570.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class R-4
Trading Symbol	RGVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 6.37% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class R-4 *	6.37%	0.35%	1.24%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	6.56%	(0.41) %	1.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 22,237,000,000
Holdings Count | Holding	1,100
Advisory Fees Paid, Amount	$ 44,000,000
Investment Company, Portfolio Turnover	570.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class R-5E
Trading Symbol	RGVJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 6.49% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
U.S. Government Securities Fund — Class R-5E 2	6.49%	0.54%	1.36%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.04) %	1.66%
Bloomberg U.S. Government/Mortgage-Backed Securities Index 3	6.56%	(0.41) %	1.11%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 22,237,000,000
Holdings Count | Holding	1,100
Advisory Fees Paid, Amount	$ 44,000,000
Investment Company, Portfolio Turnover	570.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class 529-A
Trading Symbol	CGTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 6.20% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class 529-A (with sales charge) *	2.51%	(0.44) %	0.80%
U.S. Government Securities Fund — Class 529-A (without sales charge) *	6.20%	0.27%	1.16%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	6.56%	(0.41) %	1.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 22,237,000,000
Holdings Count | Holding	1,100
Advisory Fees Paid, Amount	$ 44,000,000
Investment Company, Portfolio Turnover	570.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class 529-C
Trading Symbol	CGTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 146	1.42%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 5.43% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class 529-C (with sales charge) *	4.43%	(0.47) %	0.78%
U.S. Government Securities Fund — Class 529-C (without sales charge) *	5.43%	(0.47) %	0.78%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	6.56%	(0.41) %	1.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 22,237,000,000
Holdings Count | Holding	1,100
Advisory Fees Paid, Amount	$ 44,000,000
Investment Company, Portfolio Turnover	570.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class 529-E
Trading Symbol	CGTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 6.08% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class 529-E *	6.08%	0.07%	0.94%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	6.56%	(0.41) %	1.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 22,237,000,000
Holdings Count | Holding	1,100
Advisory Fees Paid, Amount	$ 44,000,000
Investment Company, Portfolio Turnover	570.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class 529-T
Trading Symbol	TSUGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 6.52% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
U.S. Government Securities Fund — Class 529-T (with sales charge) 2	3.82%	0.01%	0.97%
U.S. Government Securities Fund — Class 529-T (without sales charge) 2	6.52%	0.52%	1.31%
Bloomberg U.S. Aggregate Index 3	7.30%	(0.04) %	1.50%
Bloomberg U.S. Government/Mortgage-Backed Securities Index 3	6.56%	(0.41) %	1.03%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 22,237,000,000
Holdings Count | Holding	1,100
Advisory Fees Paid, Amount	$ 44,000,000
Investment Company, Portfolio Turnover	570.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
U.S. Government Securities Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	U.S. Government Securities Fund®
Class Name	Class 529-F-1
Trading Symbol	CGTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Government Securities Fund (the "fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 6.40% for the year ended August 31, 2024. That result compares with a 6.56% gain for the Bloomberg U.S. Government/Mortgage-Backed Securities Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Expectations the U.S. Federal Reserve will begin to cut the federal funds rate contributed to a notable decline in Treasury bond yields, which pushed bond prices higher. The Fed’s potential move comes as inflation cooled, hitting a three-year low in August, and hiring slowed. After rising earlier in 2024, 10-year U.S. Treasury yields reversed that trend as markets anticipated rate cuts from the U.S. Federal Reserve before the new year.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s holdings in inflation-linked bonds were particularly additive to results during the period. Holdings in securitized debt and U.S. Treasury bonds, while still positive, were below the portfolio’s overall return. Duration and curve positioning further helped the fund’s absolute returns.
Conversely, holdings in government-sponsored bonds, while still positive, detracted somewhat from the broader portfolio’s return. Also, the fund’s cash holdings did not contribute to returns, though these holdings allow managers to pursue potential investment opportunities when they arise.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
U.S. Government Securities Fund — Class 529-F-1 *	6.40%	0.47%	1.37%
Bloomberg U.S. Aggregate Index †	7.30%	(0.04) %	1.64%
Bloomberg U.S. Government/Mortgage-Backed Securities Index †	6.56%	(0.41) %	1.23%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Mortgage-Backed Securities Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do n ot reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 22,237,000,000
Holdings Count | Holding	1,100
Advisory Fees Paid, Amount	$ 44,000,000
Investment Company, Portfolio Turnover	570.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 22,237
Total number of portfolio holdings	1,100
Total advisory fees paid (in millions)	$ 44
Portfolio turnover rate including mortgage dollar roll transactions	570%
Portfolio turnover rate excluding mortgage dollar roll transactions	50%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.